Grant Income (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount granted	€ 2,687,000
Grant amount received	2,687,000	€ 3,284,000	€ 2,367,000
Grant amount still to receive	0	601,000	1,518,000
Grant amount recognized as grant income	(31,000)	414,000	779,000
IWT 18 (T-cell recruiting Nanobodies) [Member]
Amount granted	885,597
Amount recognized	885,597
Grant amount received	885,597	886,000	708,000
Grant amount still to receive	0	0	178,000
Grant amount recognized as grant income	€ 0	178,000	0
IWT 18 (T-cell recruiting Nanobodies) [Member] | Grant Start Date [Member]
Grant date	Jun. 01, 2013
IWT 18 (T-cell recruiting Nanobodies) [Member] | Grant End Date [Member]
Grant date	May 31, 2015
IWT 19 (Novel Nanonbody-based therapeutic) [Member]
Amount granted	€ 1,112,926
Amount recognized	1,112,926
Grant amount received	1,112,926	1,674,000	1,116,000
Grant amount still to receive	0	420,000	978,000
Grant amount recognized as grant income	€ (76,000)	120,000	484,000
IWT 19 (Novel Nanonbody-based therapeutic) [Member] | Grant Start Date [Member]
Grant date	Apr. 01, 2014
IWT 19 (Novel Nanonbody-based therapeutic) [Member] | Grant End Date [Member]
Grant date	Mar. 31, 2017
IWT 20 (Bispecific Nanobodies) [member]
Amount granted	€ 445,027
Amount recognized	445,027
Grant amount received	445,027	356,000	267,000
Grant amount still to receive	0	89,000	178,000
Grant amount recognized as grant income	€ 89,000	89,000	75,000
IWT 20 (Bispecific Nanobodies) [member] | Grant Start Date [Member]
Grant date	Jun. 01, 2014
IWT 20 (Bispecific Nanobodies) [member] | Grant End Date [Member]
Grant date	May 31, 2016
IWT 21 (Nanonody-based immunotoxins) [Member]
Amount granted	€ 243,489
Amount recognized	243,489
Grant amount received	243,489	368,000	276,000
Grant amount still to receive	0	92,000	184,000
Grant amount recognized as grant income	€ (44,000)	€ 27,000	€ 220,000
IWT 21 (Nanonody-based immunotoxins) [Member] | Grant Start Date [Member]
Grant date	Jun. 01, 2014
IWT 21 (Nanonody-based immunotoxins) [Member] | Grant End Date [Member]
Grant date	May 31, 2016